EXIT and DISPOSAL ACTIVITIES (Details)	12 Months Ended					12 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Carrying Value [Member] USD ($)	Dec. 31, 2012 Carrying Value [Member] USD ($)	Dec. 31, 2014 Scenario, Forecast [Member] USD ($)	Dec. 31, 2013 Significant Production Assets [Member] Carrying Value [Member] USD ($)	Sep. 28, 2012 Nanjing Daqo [Member] USD ($)	Dec. 31, 2013 Nanjing Daqo [Member] USD ($)	Dec. 31, 2012 Nanjing Daqo [Member] USD ($)	Dec. 31, 2011 Nanjing Daqo [Member] USD ($)	Sep. 28, 2012 Nanjing Daqo [Member] CNY	Mar. 31, 2012 Nanjing Daqo [Member] USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity interest held								100.00%
Total consideration received								$ 9,900,000	$ 4,800,000			62,000,000
Total loss from discontinued operations		(2,392,228)	(5,857,810)							(2,392,228)
Gain on disposition		1,099,299								1,099,299
Net assets													12,000,000
Reclassification of foreign currency translation gain from other comprehensive income		1,099,299								1,099,299
Total cash consideration received										4,778,657
Operating results reported as discontinued operations:
Revenues										6,454,830	29,082,384
Operating costs and expenses										(9,946,357)	(36,943,483)
Loss from discontinued operations before income taxes								(2,100,000)		(3,491,527)	(7,861,099)
Income tax benefit											2,003,289
Loss from discontinued operations										(3,491,527)	(5,857,810)
Restructuring Cost and Reserve [Line Items]
Carrying value of assets				307,942,362	53,287,118		144,700,000
Impairment charge	158,424,827	42,754,481	34,667,577
Employee termination costs	800,000
Relocation costs	500,000
Capital expenditures						100,000,000
Expected relocation costs	$ 7,100,000